Annual Total Returns [BarChart] - Invesco Global Equity Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(8.24%)
Annual Return 2012	21.52%
Annual Return 2013	27.32%
Annual Return 2014	2.30%
Annual Return 2015	4.10%
Annual Return 2016	0.46%
Annual Return 2017	37.12%
Annual Return 2018	(12.96%)
Annual Return 2019	31.91%
Annual Return 2020	27.92%